Schedule of Liabilities Recorded at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	$ 298	$ 39,620
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	240	10,896
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	58	28,724
PIPE Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities		280
PIPE Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities
PIPE Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities		280
Public Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	240	10,896
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	240	10,896
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities
Private Placement Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities		14
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities		14
Abaca Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	58	28,430
Abaca Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities
Abaca Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total liabilities	$ 58	$ 28,430